Intangible Assets - Schedule of Reconciliation of Changes in Intangible Assets (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	¥ 4,274,682	¥ 4,269,657
Amortization	(643,233)	(652,117)	¥ (542,443)
Impairment losses	(95,602)	(169,405)	(57,341)
Reversal of impairment losses		(35,686)
Ending balance	3,631,560	4,274,682	4,269,657
Software
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	149,632	123,340
Ending balance	144,547	149,632	123,340
Intangible assets associated with products
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	4,113,726	4,135,020
Ending balance	3,475,773	4,113,726	4,135,020
Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	11,324	11,297
Ending balance	11,240	11,324	11,297
Acquisition cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	8,601,492	7,555,471
Additions and other increases	94,248	172,263
Disposals and other decreases	(19,617)	(62,903)
Reclassification to assets held for sale		(33,318)
Foreign currency translation differences	(126,712)	969,980
Ending balance	8,538,208	8,601,492	7,555,471
Acquisition cost | Software
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	289,116	219,559
Additions and other increases	38,769	47,179
Disposals and other decreases	(4,048)	(4,885)
Reclassification to assets held for sale		(266)
Foreign currency translation differences	(4,424)	27,529
Ending balance	319,318	289,116	219,559
Acquisition cost | Intangible assets associated with products
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	8,300,433	7,324,072
Additions and other increases	55,345	124,878
Disposals and other decreases	(15,453)	(57,869)
Reclassification to assets held for sale		(33,052)
Foreign currency translation differences	(122,279)	942,404
Ending balance	8,206,937	8,300,433	7,324,072
Acquisition cost | Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	11,944	11,839
Additions and other increases	134	206
Disposals and other decreases	(116)	(149)
Reclassification to assets held for sale		0
Foreign currency translation differences	(9)	48
Ending balance	11,953	11,944	11,839
Acquisition cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Reclassification to assets held for sale	(11,204)
Acquisition cost | Software
Reconciliation of changes in intangible assets and goodwill [abstract]
Reclassification to assets held for sale	(95)
Acquisition cost | Intangible assets associated with products
Reconciliation of changes in intangible assets and goodwill [abstract]
Reclassification to assets held for sale	(11,108)
Acquisition cost | Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Reclassification to assets held for sale	0
Accumulated depreciation and accumulated impairment losses
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(4,326,810)	(3,285,813)
Amortization	(589,187)	(554,668)
Impairment losses	(95,602)	(169,405)
Reversal of impairment losses		35,686
Disposals and other decreases	18,384	62,462
Reclassification to assets held for sale	11,171	26,761
Foreign currency translation differences	75,397	(441,833)
Ending balance	(4,906,647)	(4,326,810)	(3,285,813)
Accumulated depreciation and accumulated impairment losses | Software
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(139,483)	(96,220)
Amortization	(40,414)	(32,587)
Impairment losses	(556)	(3,126)
Reversal of impairment losses		0
Disposals and other decreases	3,081	4,614
Reclassification to assets held for sale	63	203
Foreign currency translation differences	2,538	(12,366)
Ending balance	(174,771)	(139,483)	(96,220)
Accumulated depreciation and accumulated impairment losses | Intangible assets associated with products
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(4,186,707)	(3,189,051)
Amortization	(548,660)	(521,998)
Impairment losses	(95,047)	(166,278)
Reversal of impairment losses		35,686
Disposals and other decreases	15,283	57,838
Reclassification to assets held for sale	11,108	26,558
Foreign currency translation differences	72,858	(429,462)
Ending balance	(4,731,164)	(4,186,707)	(3,189,051)
Accumulated depreciation and accumulated impairment losses | Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(620)	(542)
Amortization	(113)	(83)
Impairment losses	0	0
Reversal of impairment losses		0
Disposals and other decreases	20	11
Reclassification to assets held for sale	0	0
Foreign currency translation differences	1	(5)
Ending balance	¥ (713)	¥ (620)	¥ (542)